Inventories	12 Months Ended
Dec. 31, 2019
Inventories
Inventories

8      Inventories

Inventories are comprised of the following:

	As of
In thousands of EUR	December 31, 2019	December 31, 2018
Merchandise available for sale	11,176	10,593
Less: Provision for slow moving and obsolete inventories	(1,180)	(1,162)
Total Inventories	9,996	9,431

The total cost of inventory recognized as an expense in the consolidated profit or loss was EUR 84,506 thousand (2018: 84,849).

Provision for slow moving and obsolete inventories

The movement in the provision for inventories is as follows:

In thousands of EUR
Balance as of January 1, 2018	1,435
Additions	945
Reversal	(657)
Use of provision	(576)
Effect of translation	15
Balance as of December 31, 2018	1,162
Additions	886
Reversal	(611)
Use of provision	(317)
Effect of translation	60
Balance as of December 31, 2019	1,180

The provisions are reversed whenever correspondent items are either sold or returned to the vendors.

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